UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233
(414) 299-2000
June 6, 2011
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Hatteras Master Fund, L.P. Registration No: 811-21666 Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940
Dear Sir or Madam:
On behalf of the above-named registrant and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended March 31, 2011. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.
Sincerely,
/s/Benjamin D. Schmidt
Assistant Vice President Fund Administration
Encl.